Share-based Compensation	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Share-based payments

12. Share-based Compensation

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan (2018 Plan) for which a majority of the shares vested upon completion of the Transaction (See Note 2) and the 2021 Omnibus Incentive Plan (2021 Plan) under which 126,969,054 shares were originally authorized for award. The 2021 Plan serves as the successor to the 2018 Plan. The 2021 plan became effective as of March 30, 2021 upon closing of the Transaction. Since March 2, 2021, no additional awards have been granted nor are expected to be granted in the future under the 2018 Plan. During the nine months ended September 30, 2022, all remaining nonvested shares under the 2018 Plan vested.

Share based compensation expense recognized during the three months ended September 30, 2022 and 2021 under both plans was $13,542 and $8,713. Share based compensation expense recognized during the nine months ended September 30, 2022 and 2021 under both plans was $45,248 and $92,830 (see Note 2). As of September 30, 2022 and December 31, 2021, unrecognized share -based compensation expense under both plans was $92,287 and $70,234 respectively.

Restricted stock units

Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one- to three-years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. We did not record compensation expense for certain PRSUs during the three and nine months ended September 30, 2022 as the performance criteria for such awards were not expected to be achieved and the ultimate vesting of the awards was not probable as of such date.

Certain PRSUs were granted during the nine months ended September 30, 2022 which are liability-classified share-based payment awards under ASC 718 as the value of the award is fixed and will be settled in a variable number of shares. At September 30, 2022, the share-based compensation liability associated with these awards was $5,214, which is classified as a current liability within the unaudited condensed consolidated statements of financial position based on the expected timing of the vesting of shares.

The following table summarizes restricted stock unit activity during the nine months ended September 30, 2022:

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2021	13,314,436	$8.25
Granted (1)	30,830,680	$3.13
Vested (2)	(5,611,297)	$5.98
Forfeited	(3,349,927)	$5.04
Performance adjustments (3)	(533,859)	$-
Nonvested as of September 30, 2022	34,650,033	$4.06

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $33,575.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.

Stock options

During the three and nine months ended September 30, 2022, zero and 2,000,000 stock options, respectively, were granted under the 2021 Plan. The exercise price of each option is based on either one or two times the fair market value of the Company’s stock at the date of grant and the weighted average exercise price of options granted during the period was $4.37. The options have a contractual ten-year life and vest annually in equal increments over three years. The fair value of options is determined using a Black-Scholes model and compensation expense is recognized on a straight-line basis over the vesting period.

The intrinsic value is the amount by which the fair value of the underlying share exceeds the exercise price of the stock option. As of September 30, 2022, the share price of the Company was less than the exercise price for all outstanding stock options. Therefore, the intrinsic value for stock options outstanding and exercisable were both zero. No stock options were exercised during the nine months ended September 30, 2022

Preference Shares

We have authorized 2,000,000,000 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.